Cover	Jul. 27, 2022
Cover [Abstract]
Entity Registrant Name	DAVIDsTEA Inc.
Entity Central Index Key	0001627606
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 27, 2022
Entity File Number	001-37404
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1048842
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	5430 Ferrier
Entity Address Address Line 2	Town of Mount-Royal
Entity Address City Or Town	Québec
Entity Address Country	CA
Entity Address Postal Zip Code	H4P 1M2
City Area Code	888
Local Phone Number	873-0006
Security 12b Title	Common shares, no par value per share
Trading Symbol	DTEA
Security Exchange Name	NASDAQ